Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income	$ 2,332	$ 2,244
Items not involving current cash flows	1,539	1,315
Profit loss after adjustment of non cash items	3,871	3,559
Changes in operating assets and liabilities	(153)	(213)
Cash provided from operating activities	3,718	3,346
INVESTMENT ACTIVITIES
Fixed asset additions	(1,650)	(1,875)
Investment in Lyft, Inc.	(220)
Increase in investments, other assets and intangible assets	(481)	(651)
Proceeds from disposition	223	332
Proceeds on disposal of facilities		49
Acquisitions	(148)
Cash used for investment activities	(2,276)	(2,145)
FINANCING ACTIVITIES
Issues of debt	172	752
Increase (Decrease) in short-term borrowings	866	(530)
Repayments of debt	(171)	(110)
Common Shares issued on exercise of stock options	50	44
Shares repurchased for tax withholdings on vesting of equity awards	(16)	(11)
Repurchase of Common Shares	(1,831)	(1,271)
Contributions to subsidiaries by non-controlling interests	4	10
Dividends paid to non-controlling interests	(69)	(38)
Dividends paid	(448)	(400)
Cash used for financing activities	(1,443)	(1,554)
Effect of exchange rate changes on cash, cash equivalents and restricted cash equivalents	(36)	24
Net decrease in cash, cash equivalents and restricted cash equivalents during the year	(37)	(329)
Cash, cash equivalents and restricted cash equivalents beginning of period	839	1,168
Cash, cash equivalents and restricted cash equivalents, end of period	$ 802	$ 839